Accrued Liabilities (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Accrued wages and benefits		$ 206,041	$ 343,511
Accrued interest		96,793	33,245
Accrued operating expense		277,873	115,037
Accrued construction expense			390,825
Warranty Reserve		213,546	192,894
Total		794,253	$ 1,075,512
Twin Vee Powercarsco [Member]
Accrued wages and benefits	$ 148,892	206,041
Accrued interest	88,086	96,793
Accrued operating expense	139,017	277,873
Warranty Reserve	223,049	213,546
Total	$ 599,044	$ 794,253